Firsthand Technology Opportunities Fund

Portfolio of Investments, September 30, 2023 (unaudited)

	SHARES/PAR VALUE ($)	MARKET VALUE
COMMON STOCKS — 92.7% ($61,551,033)
Consumer Electronics — 10.6% ($7,059,000)
Roku, Inc.*	100,000	$7,059,000
Defense & Aerospace — 6.4% ($4,227,800)
Astra Space, Inc.*	12,000	22,200
Kratos Defense & Security Solutions, Inc.*	280,000	4,205,600
Education — 3.8% ($2,506,100)
Chegg, Inc.*	260,000	2,319,200
Coursera, Inc.*	10,000	186,900
Electronics Manufacturing Services — 0.9% ($608,680)
Nano Dimension Ltd. ADR*	200,000	544,000
Tempo Automation Holdings, Inc.*(1)	320,000	35,280
Tempo Automation Holdings, Inc.*	200,000	29,400
Internet — 3.7% ($2,472,600)
Netflix, Inc.*	5,000	1,888,000
PayPal Holdings, Inc.*	10,000	584,600
Renewable Energy — 5.6% ($3,698,100)
Enphase Energy, Inc.*	20,000	2,403,000
SolarEdge Technologies, Inc.*	10,000	1,295,100
Semiconductor Equipment — 3.5% ($2,310,853)
Pivotal Systems Corp.*(2)	41,338,824	79,737
Revasum, Inc.*(2)	15,413,753	1,214,008
Revasum, Inc.*(2)	12,913,796	1,017,108
Semiconductors — 9.7% ($6,477,000)
Wolfspeed, Inc.*	170,000	6,477,000
Services — 0.2% ($117,000)
Lesaka Technologies, Inc.*	30,000	117,000
Software — 48.3% ($32,073,900)
BILL Holdings, Inc.*	30,000	3,257,100
Cloudflare, Inc., Class A*	40,000	2,521,600
DocuSign, Inc.*	60,000	2,520,000
Domo, Inc., Class B*	230,000	2,256,300
Fastly, Inc., Class A*	50,000	958,500
Monday.com, Ltd.*	20,000	3,184,400
MongoDB, Inc.*	5,000	1,729,300
Okta, Inc.*	10,000	815,100
PagerDuty, Inc.*	120,000	2,698,800
Palantir Technologies, Inc., Class A*	100,000	1,600,000
Palo Alto Networks, Inc.*	15,000	3,516,600
Twilio, Inc., Class A*	30,000	1,755,900
Workday, Inc., Class A*	10,000	2,148,500

Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, September 30, 2023 (unaudited)

	SHARES/PAR VALUE ($)	MARKET VALUE
COMMON STOCKS (continued)
Software (continued)
Zscaler, Inc.*	20,000	$3,111,800
CORPORATE NOTE — 4.6% ($3,082,144)
Semiconductor Equipment — 4.6% ($3,082,144)
Revasum, Inc. August 19, 2025 Interest Rate 10.5%.(1)(2)(3)	1,782,144	1,782,144
Revasum, Inc. August 19, 2025 Interest Rate 10.5%.(1)(2)(3)	750,000	750,000
Revasum, Inc. August 19, 2025 Interest Rate 10.5%.(1)(2)(3)	300,000	300,000
Revasum, Inc. August 19, 2025 Interest Rate 10.5%.(1)(2)(3)	250,000	250,000
Total Investments (Cost $101,120,300) — 97.3%		64,633,177
Other assets in excess of liabilities — 2.7%		1,803,340
NET ASSETS - 100.0%		$66,436,517

*	Non-income producing security.
(1)	Restricted/illiquid security (4.7% of net assets).
(2)	Affiliated issuer.
(3)	Fair Value Level 3 security (4.6% of net assets).

ADR	American Depositary Receipt

Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, September 30, 2023 (unaudited)

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, September 30, 2023 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2023:

FUND	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
Common Stocks
Consumer Electronics	$7,059,000	$—	$—
Defense & Aerospace	4,227,800	—	—
Education	2,506,100	—	—
Electronics Manufacturing Services	573,400	35,280	—
Internet	2,472,600	—	—
Renewable Energy	3,698,100	—	—
Semiconductor Equipment	1,096,845	1,214,008	—
Semiconductors	6,477,000	—	—
Services	117,000	—	—
Software	32,073,900	—	—
Total Common Stocks	60,301,745	1,249,288	—
Corporate Note
Semiconductor Equipment	—	—	3,082,144
Total	$60,301,745	$1,249,288	$3,082,144

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/22	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 09/30/23
Corporate Note
Semiconductor Equipment	$750,000	$3,582,144	$(1,250,000)	$—	$—	$—	$3,082,144
Total	$750,000	$3,582,144	$(1,250,000)	$—	$—	$—	$3,082,144

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

4